Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goehring & Rozencwajg Investment Funds
Entity Central Index Key	0001680255
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000173812
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	INSTITUTIONAL
Trading Symbol	GRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Institutional for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Institutional	$55.19	0.92%

Expenses Paid, Amount	$ 55.19
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. December 29, 2016)	41.58%	30.01%	9.72%
MSCI All Country World Index	18.21%	11.97%	12.14%
MSCI World Index	16.99%	12.90%	12.71%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 727,277,266
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,163,144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$727,277,266 # of Portfolio Holdings85 Portfolio Turnover Rate (Institutional)10% Advisory Fees Paid$2,163,144
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Industrials	3.8%
Energy	39.0%
Materials	55.7%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Chemicals	0.4%
Precious Metal Mining	1.7%
Commercial Support Services	3.8%
Agricultural Chemicals	4.1%
Base Metal	10.4%
Oil & Gas Services & Equipment	13.1%
Oil & Gas Producers	25.9%
Metals & Mining	39.1%

COUNTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Russia	0.0%
Bermuda	0.4%
Kazakhstan	0.8%
Australia	2.7%
United Kingdom	6.0%
South Africa	10.9%
United States	38.8%
Canada	39.9%

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	96.3%
Mutual Fund	2.0%
Rights and Warrants	0.2%
Cash, Cash Equivalents, & Other Net Assets	1.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.
C000173813
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	RETAIL
Trading Symbol	GRHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Retail for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Retail	$74.94	1.25%

Expenses Paid, Amount	$ 74.94
Expense Ratio, Percent	1.25%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Retail	1 Year	5 Year	Since Inception
Retail (Incep. December 29, 2016)	41.18%	29.59%	9.36%
MSCI All Country World Index	18.21%	11.97%	12.14%
MSCI World Index	16.99%	12.90%	12.71%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 727,277,266
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,163,144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$727,277,266 # of Portfolio Holdings85 Portfolio Turnover Rate (Retail)10% Advisory Fees Paid$2,163,144
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Industrials	3.8%
Energy	39.0%
Materials	55.7%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Chemicals	0.4%
Precious Metal Mining	1.7%
Commercial Support Services	3.8%
Agricultural Chemicals	4.1%
Base Metal	10.4%
Oil & Gas Services & Equipment	13.1%
Oil & Gas Producers	25.9%
Metals & Mining	39.1%

COUNTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Russia	0.0%
Bermuda	0.4%
Kazakhstan	0.8%
Australia	2.7%
United Kingdom	6.0%
South Africa	10.9%
United States	38.8%
Canada	39.9%

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	96.3%
Mutual Fund	2.0%
Rights and Warrants	0.2%
Cash, Cash Equivalents, & Other Net Assets	1.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.